Other comprehensive income - Items not reclassified: equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Net gains/losses by valuation	€ (157)	€ (308)	€ 514
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Domestic | Spain
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	25	28	21
Capital losses by valuation	(663)	(849)	(445)
Net gains/losses by valuation	(638)	(821)	(424)
Financial assets designated at fair value through other comprehensive income	759	1,032	184
International
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	573	625	1,038
Capital losses by valuation	(730)	(933)	(524)
Net gains/losses by valuation	(157)	(308)	514
Financial assets designated at fair value through other comprehensive income	2,453	2,783	2,863
International | Rest of Europe
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	39	65	68
Capital losses by valuation	(58)	(76)	(72)
Net gains/losses by valuation	(19)	(11)	(4)
Financial assets designated at fair value through other comprehensive income	170	314	379
International | United States
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	13	7	15
Capital losses by valuation	(4)	(4)	(3)
Net gains/losses by valuation	9	3	12
Financial assets designated at fair value through other comprehensive income	31	25	44
International | Latin America and rest
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	496	525	934
Capital losses by valuation	(5)	(4)	(4)
Net gains/losses by valuation	491	521	930
Financial assets designated at fair value through other comprehensive income	1,493	1,412	2,256
Publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	500	525	936
Capital losses by valuation	(44)	(31)	(14)
Net gains/losses by valuation	456	494	922
Financial assets designated at fair value through other comprehensive income	1,521	1,424	2,283
Non publicly listed
Disclosure of analysis of other comprehensive income by item [line items]
Capital gains by valuation	73	100	102
Capital losses by valuation	(686)	(902)	(510)
Net gains/losses by valuation	(613)	(802)	(408)
Financial assets designated at fair value through other comprehensive income	€ 932	€ 1,359	€ 580